FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [Abstract]
FINANCIAL ASSETS
13.	FINANCIAL ASSETS

December 31, 2025
US$’000
Cost
At January 1, 2024	1,500
Additions in year	2,562
Write off in the year	(800)
Fair value remeasured through profit & loss	(107)

At December 31, 2024	3,155

At January 1, 2025	3,155
Additions in year	-
Write off in the year	-
Fair value remeasured through profit & loss	318

At December 31, 2025	3,473

Provision for impairment
At January 1, 2024	(1,500)
Reversal of impairment in the current year (Note 5)	800

At December 31, 2024	(700)

At January 1, 2025	(700)

At December 31, 2025	(700)

Carrying amounts
At December 31, 2025	2,773

At December 31, 2024	2,455

During 2024, the Company purchased a strategic investment in Novus Diagnostics Limited, a company pioneering a rapid sepsis testing platform, acquiring a 12.5% stake at that time. This investment will accelerate the development and commercialization of Novus’ groundbreaking point-of-care diagnostic solutions, including its 15-minute bloodstream infection test. The investment was valued at approximately US$2,562,000 and was made through issuance of approximately 1,399,985 ADSs in the Company. The ADS issuance was recognised directly in equity. The investment does not meet the criteria for classification at amortised cost, as it is not held to collect contractual cash flows. Also, the Company did not make irrevocable election to measure it at fair value through other comprehensive income (FVOCI). Accordingly, the investment is measured at fair value through profit or loss (FVTPL) in accordance with IFRS 9.

As at December 31, 2025 and 2024, the investment is classified within Level 3 of the fair value hierarchy under IFRS 13, as it is not quoted in an active market and the fair value was determined using unobservable inputs. A remeasurement gain of US$0.3 million was recognised in profit or loss for the year ended December 31, 2025 (2024: loss of US$0.1 million). The remeasurement gain reflects the translation of the euro‑denominated investment into US dollars.

The fair value of the investment is determined by reference to observable third‑party investment information for the underlying investee, including the pricing and terms of recent arm’s length transactions with external investors, adjusted as necessary to reflect the rights and attributes of the Group’s investment. As the investment is denominated in euro, the fair value is translated into US dollars at the period‑end exchange rate.

Carrying amounts at December 31, 2025 of US$2.8 million relates solely to the Novus investment.